Loan from Others (Details) € in Thousands, $ in Thousands									3 Months Ended	6 Months Ended		12 Months Ended
	Nov. 24, 2023 USD ($)	Nov. 24, 2023 EUR (€)	Aug. 09, 2022 USD ($)	Aug. 09, 2022 EUR (€)	Apr. 22, 2019 USD ($)	Apr. 22, 2019 EUR (€)	Jun. 19, 2017 USD ($)	Jun. 19, 2017 EUR (€)	Sep. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Jan. 01, 2024	Aug. 15, 2022 USD ($)	Aug. 15, 2022 EUR (€)	Jan. 01, 2022	Jan. 26, 2021 USD ($)	Oct. 07, 2019 USD ($)	Oct. 07, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
Loan from Others (Details) [Line Items]
Finance income and interest expense										$ 594	$ 4,321			$ 7,168
Amount paid loan restructure agreement											$ 143	$ 833
Investment bank total amount							$ 22,422	€ 20,000
Cost of developing and marketing							50.00%	50.00%
Sales revenues							3.00%	3.00%				3.00%
Received tranches																				$ 4,390	€ 4,000
Internal rate												20.00%
Additional financing agreement					$ 4,502	€ 4,000
Total financing agreement					$ 27,013	€ 24,000
Public Utilities, Amount of Allowance for Funds Used During Construction, Equity Costs Capitalized Only for Rate-making Purposes																			$ 2,000
Loan outstanding	$ 24,554	€ 24,000	$ 24,554	€ 24,000
Annual interest rate																		7.00%
Paid amount																$ 900	€ 880
Capital raises rate																10.00%	10.00%
Sales exceed												$ 5,332	€ 5,000
Revenue rate												3.00%
Original principal												$ 25,596	€ 24,000
Interest rate on principal												20.00%			4.00%
EIB loan														$ 87
Financial income									$ 3,845
Interest expense												$ 2,968
Outstanding principal												$ 26,545
EIB Loan [Member]
Loan from Others (Details) [Line Items]
Outstanding principal amount										$ 25,668
Share-Based Payment Arrangement, Tranche One [Member]
Loan from Others (Details) [Line Items]
Received tranches																						$ 23,599	€ 20,000
Share-Based Payment Arrangement, Tranche Two [Member]
Loan from Others (Details) [Line Items]
Received tranches																						7,080	6,000
Share-Based Payment Arrangement, Tranche Three [Member]
Loan from Others (Details) [Line Items]
Received tranches																						$ 9,439	€ 8,000